LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Leases
Weighted average remaining lease term	12 months		12 months
Operating lease cost	$ 62,542	$ 69,967	$ 260,271	$ 275,785
Rent	$ 62,542	$ 69,967	$ 260,271	$ 275,785